Retirement Benefits (Schedule Of Accumulated Benefit Obligations Exceeding Fair Value Of Plan Assets) (Detail) (USD $) In Millions, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Pension Plans, Defined Benefit
Defined Benefit Plan Disclosure [Line Items]
Projected benefit obligation (PBO)	$ 15,895	$ 14,568
Accumulated benefit obligation (ABO)	15,866	12,935
Defined Benefit Plan, Benefit Obligation	15,895	14,568	12,968
Fair value of plan assets	9,065	8,132	7,773
ABO less fair value of plan assets	6,801	4,803
Other Postretirement Benefit Plans, Defined Benefit
Defined Benefit Plan Disclosure [Line Items]
Projected benefit obligation (PBO)	0	0
Accumulated benefit obligation (ABO)	0	0
Defined Benefit Plan, Benefit Obligation	1,412	3,122	3,097
Fair value of plan assets	211	205	234
ABO less fair value of plan assets	$ 0	$ 0